Accounts and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade receivable	$ 222,000	$ 44,403	$ 51
Other accounts receivable	61,000	14,000	24,938
Total accounts and other receivables	$ 283,000	57,712	$ 24,989
Previously Reported [Member]
Other accounts receivable		$ 13,309